Government Bonds and Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Payments in advance	$ 5,386,010	$ 5,907,464
Other	4,562,262	3,353,985
Insurance	1,236,431	1,352,643
Total other assets	$ 11,184,703	$ 10,614,092